Earnings Per Common Share ("EPS")	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share ("EPS")

22. Earnings Per Common Share (“EPS”)

The following table sets forth the computation of basic and diluted EPS.

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Numerator:
Distributed earnings allocated to common stockholders	$17,293	$12,661	$10,170
Undistributed earnings allocated to common stockholders	59,751	88,660	53,831

Net earnings allocated to common stockholders	$77,044	$101,321	$64,001

Denominator:
Denominator for basic EPS—weighted-average common shares	34,637	34,260	33,938
Effect of dilutive securities—stock options	251	222	152

Denominator for diluted EPS—weighted-average common shares and assumed conversions	34,888	34,482	34,090

Basic EPS	$2.22	$2.96	$1.89

Diluted EPS	$2.21	$2.94	$1.88

Options to purchase 257,350 shares, 213,400 shares and 196,300 shares, respectively, of the Company’s common stock at a weighted-average exercise price of $31.86 per share, $23.69 per share and $18.84 per share, respectively, were outstanding during 2012, 2011 and 2010, but were not included in the computation of diluted EPS because the options’ exercise price was greater than the average market price of the common shares and inclusion would have been antidilutive.